Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cash and Cash Equivalents

a. As of December 31, 2017 and 2016, cash and cash equivalents were as follows:

	2017		2016
Cash on hand and in banks(i)	Ps.	55,871,127	Ps.	71,430,427
Highly liquid investments(ii)		41,980,627		92,102,086

	Ps.	97,851,754	Ps.	163,532,513

(i)	Cash on hand and in banks is primarily composed of cash in banks.
(ii)	Mainly composed of short-term Mexican Government investments.

b. At December 31, 2017 and 2016, restricted cash was as follows:

	2017	2016
Restricted cash	Ps. —	Ps.	10,478,626